FAIR VALUE MEASUREMENT (Details 7) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets.
Investments	$ 294,463,000,000	$ 274,040,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell	160,589,000,000	142,862,000,000
Loans	5,287,000,000	5,265,000,000
Other financial assets	13,299,000,000	13,360,000,000
Liabilities;
Deposits	930,560,000,000	865,936,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase	116,689,000,000	97,712,000,000
Long-term debt	29,764,000,000	24,172,000,000
Other financial liabilities	2,910,000,000	3,742,000,000
Allowance for loan losses	25,455,000,000	30,115,000,000	40,655,000,000	36,033,000,000
Lease finance receivables	2,800,000,000	2,500,000,000
Consumer
Assets.
Loans	1,231,000,000	1,326,000,000
Corporate
Assets.
Loans	4,056,000,000	3,939,000,000
Nonrecurring | Loans, excluding lease finance receivables
Fair value measurements additional disclosures
Aggregate carrying value in excess of (less than) fair value	9,700,000,000	10,600,000,000
Nonrecurring | Consumer
Fair value measurements additional disclosures
Aggregate carrying value in excess of (less than) fair value	7,400,000,000
Nonrecurring | Corporate
Fair value measurements additional disclosures
Aggregate carrying value in excess of (less than) fair value	2,300,000,000
Nonrecurring | Level 1
Assets.
Investments	3,000,000,000
Other financial assets	11,400,000,000
Nonrecurring | Level 2
Assets.
Investments	14,300,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell	94,800,000,000
Loans	4,200,000,000
Other financial assets	128,300,000,000
Liabilities;
Deposits	748,700,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase	94,400,000,000
Long-term debt	177,000,000,000
Other financial liabilities	31,100,000,000
Nonrecurring | Level 3
Assets.
Investments	1,100,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell	5,900,000,000
Loans	608,000,000,000
Other financial assets	53,100,000,000
Liabilities;
Deposits	178,700,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase	100,000,000
Long-term debt	38,300,000,000
Other financial liabilities	107,900,000,000
Nonrecurring | Carrying value
Assets.
Investments	17,900,000,000	19,400,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell	100,700,000,000	133,000,000,000
Loans	621,900,000,000	609,300,000,000
Other financial assets	192,800,000,000	245,700,000,000
Liabilities;
Deposits	929,100,000,000	864,600,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase	94,500,000,000	100,700,000,000
Long-term debt	209,700,000,000	299,300,000,000
Other financial liabilities	139,000,000,000	141,100,000,000
Nonrecurring | Fair value
Assets.
Investments	18,400,000,000	18,400,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell	100,700,000,000	133,000,000,000
Loans	612,200,000,000	598,700,000,000
Other financial assets	192,800,000,000	245,700,000,000
Liabilities;
Deposits	927,400,000,000	864,500,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase	94,500,000,000	100,700,000,000
Long-term debt	215,300,000,000	289,700,000,000
Other financial liabilities	139,000,000,000	141,100,000,000
Nonrecurring | Fair value | Level 3
Fair value measurements additional disclosures
Estimated fair values of corporate unfunded lending commitments	$ 4,900,000,000	$ 4,700,000,000